Share-Based Payment Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Transactions [Abstract]
Schedule of Expenses Due to Share-Based Compensation

The expenses due to share-based compensation for the years ended December 31, 2025, 2024 and 2023, recognized in the consolidated financial statements in respect of the share option plan of the Company are shown in the following table, detailed by expense classification:

	Year ended December 31,
	2025	2024	2023
Research and development expenses	$85	$45	$34
General and administrative expenses	1,103	524	162

	$1,188	$569	$196

Schedule of Weighted Average Exercise Prices of Share Options	The following table lists the number of Share Options, the weighted average exercise prices of Share Options and changes in directors (and former directors), officers, employees and consultants Share Options during the years ended on December 31, 2025, and 2024:
	Number of Share Options	Weighted average exercise price
		USD
2025:
Share Options outstanding at the beginning of the year	36	53,940.24

Share Options outstanding at the end of the year	36	53,940.24

Share Options exercisable at the end of the year	36	53,940.24

2024:
Share Options outstanding at the beginning of the year	37	31,426.92

Share Options outstanding at the end of the year	36	53,940.24

Share Options exercisable at the end of the year	36	53,940.24

Schedule of RSU transaction

RSU transactions for the years ended December 31, 2025, and 2024 are as follows:

Number
Balance, January 1, 2024	-
RSUs granted	5,628
Vesting of RSUs	-
Balance, December 31, 2024	5,628

Vesting of RSUs	(4,205)
RSUs granted	56,111
Balance, December 31, 2025	57,534